SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEET (Details) - USD ($)	Dec. 31, 2025	Dec. 08, 2025	Aug. 07, 2025	Dec. 31, 2024	Dec. 11, 2024	Dec. 31, 2023	Oct. 15, 2023	Mar. 01, 2023	Feb. 28, 2023	Mar. 14, 2022	Oct. 25, 2021
Assets
Total Assets	$ 20,496,640			$ 24,019,588
Shareholders’ equity:
Common Stock Value				$ 8,630
Common stock, par value per share	$ 0.001	$ 0.001		$ 0.001				$ 0.001	$ 1	$ 0.001	$ 0.001
Common stock, shares authorized		100,000,000		50,000,000			50,000,000	50,000,000	50,000		50,000,000
Common stock, shares issued				8,630,000			6,400,000	50,000,000	50,000	5,700,000
Common stock, shares outstanding				7,780,000			6,400,000
Retained earnings	$ (3,795,004)			$ 644,930
Accumulated other comprehensive income	(199,379)			(577,762)
Total LOBO Technologies LTD’s shareholders’ equity	6,987,304			9,321,708
updated Total Equity	6,987,304			9,321,708		$ 5,878,620
Total Liabilities and Equity	20,496,640			24,019,588
Common Class A [Member]
Shareholders’ equity:
Common Stock Value	$ 8,839
Common stock, par value per share	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000		40,000,000
Common stock, shares issued	8,838,194				850,000
Common stock, shares outstanding	8,838,194
Common Class B [Member]
Shareholders’ equity:
Common Stock Value	$ 3,730
Common stock, par value per share	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000		10,000,000
Common stock, shares issued	3,730,320
Common stock, shares outstanding	3,730,320
Parent Company [Member]
Assets
Investment in subsidiaries	$ 6,987,304			$ 9,321,708
Total Assets	6,987,304			9,321,708
Shareholders’ equity:
Common Stock Value				$ 8,630
Common stock, par value per share	$ 0.001			$ 0.001
Common stock, shares authorized				50,000,000
Common stock, shares issued				8,630,000
Common stock, shares outstanding				7,780,000
Subscription receivable
Additional paid-in capital	10,804,674			8,781,273
Retained earnings	(3,630,560)			1,109,567
Accumulated other comprehensive income	(199,379)			(577,762)
Total LOBO Technologies LTD’s shareholders’ equity	6,987,304			9,321,708
updated Total Equity	6,987,304			9,321,708
Total Liabilities and Equity	6,987,304			9,321,708
Parent Company [Member] | Common Class A [Member]
Shareholders’ equity:
Common Stock Value	$ 8,839
Common stock, par value per share	$ 0.001			$ 0.001
Common stock, shares authorized	90,000,000
Common stock, shares issued	8,838,194
Common stock, shares outstanding	8,838,194
Parent Company [Member] | Common Class B [Member]
Shareholders’ equity:
Common Stock Value	$ 3,730
Common stock, par value per share	$ 0.001			$ 0.001
Common stock, shares authorized	10,000,000
Common stock, shares issued	3,730,320
Common stock, shares outstanding	3,730,320